Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on: [4]
Year	Summary Compensation Table Total for PEO [1] ($)	Compensation Actually Paid to PEO [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Table Total for Non-PEO NEOs [1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Return on Tangible Equity (excluding AOCI) [5]
2023	2,957,499	2,620,559	1,155,323	1,042,223	102.26	115.69	223	9.8%
2022	3,150,825	2,890,225	1,189,152	1,103,734	117.62	116.10	303	14.1%
2021	2,890,546	3,232,967	1,090,836	1,189,375	131.22	124.74	285	14.8%
2020	2,332,869	2,359,141	946,582	948,582	103.81	91.29	266	15.8%

Company Selected Measure Name	ROTE
Named Executive Officers, Footnote	Randall M. Chesler, our CEO, was our PEO for each year presented and Ron J. Copher and Don J. Chery were our Non-PEO NEOs for each year presented. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure in making its pay decisions for any of the years shown.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table uses the KBW Nasdaq Regional Banking Index (“KBW Regional Banking Index”), which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,957,499	$ 3,150,825	$ 2,890,546	$ 2,332,869
PEO Actually Paid Compensation Amount	$ 2,620,559	2,890,225	3,232,967	2,359,141
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the increase in the actuarial present value of accumulated benefit under Glacier’s SERP amounts which is reported as a Change in Pension Value in the Summary Compensation Table in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column. Amounts in the Inclusion of Pension Service Cost are based on the annual amount contributed by the Company for services rendered during the listed year.

	2023
Summary Compensation Table Total	PEO ($)	Non-PEO NEOs Average ($)
Summary Compensation Table Total	2,957,499	1,155,323
Exclusion of Change in Pension Value	(158,107)	(49,212)
Exclusion of Stock Awards	(1,175,964)	(408,892)
Inclusion of Pension Service Cost	122,212	33,464
Inclusion of Equity Values	874,919	311,540
Compensation Actually Paid	2,620,559	1,042,223
The amounts in the Inclusion of Equity Values in the tables before are derived from the amounts set forth in the following tables.

	2023
Equity Values Table Total	PEO ($)	Non-PEO NEOs Average ($)
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	1,056,534	367,365
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(144,591)	(44,602)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	—
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(37,024)	(11,223)
Fair Value at Last day of Prior Year of Equity Awards Forfeited During Year	—	—
Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included	—	—
Total - Inclusion of Equity Values	874,919	311,540

Non-PEO NEO Average Total Compensation Amount	$ 1,155,323	1,189,152	1,090,836	946,582
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,042,223	1,103,734	1,189,375	948,582
Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return ("TSR")

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the KBW Regional Banking Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Metric

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our ROTE (excluding AOCI) during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return ("TSR")

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the KBW Regional Banking Index over the same period.

Total Shareholder Return Amount	$ 102.26	117.62	131.22	103.81
Peer Group Total Shareholder Return Amount	115.69	116.10	124.74	91.29
Net Income (Loss)	$ 223,000,000	$ 303,000,000	$ 285,000,000	$ 266,000,000
Company Selected Measure Amount	0.098	0.141	0.148	0.158
PEO Name	Randall M. Chesler,
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Tangible Equity (both including and excluding AOCI)
Non-GAAP Measure Description	We determined ROTE (excluding AOCI) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This financial measure is described in the "Profit Sharing and 401(k) Plan" section of the Compensation Discussion and Analysis in this Proxy Statement. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (to the Compensation Peer Group)
Measure:: 4
Pay vs Performance Disclosure
Name	Non-performing Assets / Total Subsidiary Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Net Demand Deposit Account Growth (# of accounts)
Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 7
Pay vs Performance Disclosure
Name	Net Interest Margin
PEO | Adjustment, Pension Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (158,107)
PEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,175,964)
PEO | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,212
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	874,919
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,056,534
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(144,591)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(37,024)
PEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Adjustment, Pension Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,212)
Non-PEO NEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(408,892)
Non-PEO NEO | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,464
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,540
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	367,365
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(44,602)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(11,223)
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0